Taxation (Details) - Schedule of Income Tax Expense Reconciliation ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Income Tax Expense Reconciliation [Abstract]
Income before income tax		¥ 13,372	$ 1,839	¥ 6,452
Income tax expense computed at PRC statutory tax rate		3,343		1,613
Effect of preferential tax rate:
-Tax rate differential not subject to PRC income tax		1,165		899
-Non-deductible expense		(7,501)		(2,176)
-Change in valuation allowance		3,066		896
-Additional deduction for research and development expenses				(466)
-Late payment surcharge on uncertain tax position		(3,247)		(3,712)
-Others	[1]	135		37
Total income tax benefit		¥ (3,039)	$ (418)	¥ (2,909)

[1]	It was expected that Shenzhen Fangdd would not satisfy all the criteria for HNTE status in the foreseeable future years since 2023, so its enacted future income tax rate was changed from 15% to 25% when considering the deferred income tax assets.